Amounts receivable and prepaid expenses (Details) - Schedule of receivable and prepaid expenses - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of receivable and prepaid expenses [Abstract]
HST	$ 1,698	$ 2,793
Trade and other receivables due from related parties	281
Prepaid expenses and other receivables	8,047	2,177
Total	$ 10,026	$ 4,970